Morgan Stanley Institutional Liquidity Funds
522 Fifth Avenue
New York, New York 10036

VIA EDGAR

March 3, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 205549

Re:	Morgan Stanley Institutional Liquidity Funds
File Number: 333-104972, 811-21339

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Liquidity Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2009, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2009, accession number 0000930413-09-001037.

If you have any questions or comments regarding this filing, please contact Debra Rubano at (212) 296- 6993 (tel), (212) 404-9620 (fax).

Very truly yours,

Morgan Stanley Institutional Liquidity Funds

/s/ Debra Rubano
Debra Rubano